Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets Net
Schedule of intangible assets, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Customer relationships	13,300,000	1,300,000	183,546
Software	14,745,632	10,241,786	1,446,028
Non-compete agreements	2,300,000	400,000	56,476
Subtotal	30,345,632	11,941,786	1,686,050
Less: accumulated amortization	(14,969,108)	(8,087,239)	(1,141,830)
Less: intangible assets impairment loss	-	(3,854,547)	(544,220)
Intangible assets, net	15,376,524	-	-